UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   ---------

                                  FORM 10-D/A
                               (Amendment No. 1)

                              ASSET-BACKED ISSUER
            DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                      THE SECURITIES EXCHANGE ACT OF 1934
                           ------------------------

  For the monthly distribution period from August 1, 2006 to August 31, 2006

             Commission File Number of issuing entity: 333-133279
                           GRANITE MASTER ISSUER PLC
            (Exact name of registrant as specified in its charter)
                               England and Wales
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                                  Fifth Floor
                                100 Wood Street
                           London EC2V 7EX, England
        (Address of principal executive offices of the issuing entity)
                              +44 (0)20 7606 0643
                    (Telephone number, including area code)

             Commission File Number of registrant 2: 333-133279-01
                       GRANITE FINANCE FUNDING 2 LIMITED
            (Exact name of registrant as specified in its charter)
                               England and Wales
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                                  Fifth Floor
                                100 Wood Street
                           London EC2V 7EX, England
                   (Address of principal executive offices)
                              +44 (0)20 7606 0643
                    (Telephone number, including area code)

             Commission File Number of registrant 3: 333-133279-02
                       GRANITE FINANCE TRUSTEES LIMITED
            (Exact name of registrant as specified in its charter)
                            Jersey, Channel Islands
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                              22 Grenville Street
                  St. Helier, Jersey JE4 8PX, Channel Islands
                   (Address of principal executive offices)
                              +44 (0)1534 609 333
                    (Telephone number, including area code)

                               Registered/reporting pursuant to (check one)

      Title of Class                  Section 12(b)       Section 12(g)      Section 15(d)      Name of exchange
                                                                                               (If Section 12(b))
Series 2005-1, Class A1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-1, Class A3                    [ ]                 [ ]               [ X ]            ___________
Series 2005-1, Class A4                    [ ]                 [ ]               [ X ]            ___________
Series 2005-1, Class B1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-1, Class M1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-2, Class A1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-2, Class A4                    [ ]                 [ ]               [ X ]            ___________
Series 2005-2, Class A6                    [ ]                 [ ]               [ X ]            ___________
Series 2005-2, Class B1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-2, Class M1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-2, Class C1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-3, Class A                     [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class A1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class A3                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class B1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class B2                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class M1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class M2                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class C1                    [ ]                 [ ]               [ X ]            ___________
Series 2005-4, Class C2                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class A1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class A4                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class B1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class B2                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class M1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class M2                    [ ]                 [ ]               [ X ]            ___________
Series 2006-2, Class C1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class A1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class A3                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class A4                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class A7                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class B1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class B2                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class M1                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class M2                    [ ]                 [ ]               [ X ]            ___________
Series 2006-3, Class C2                    [ ]                 [ ]               [ X ]            ___________

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days

Yes         X      No
           ------          ------

EXPLANATORY NOTE

This Amendment No. 1 on Form 10-D/A is being filed to amend the Form 10-D originally filed with the SEC by the registrants on October 5, 2006, in order to correct an error in the possessions data included in the monthly statement for the distribution period from August 1, 2006 to August 31, 2006.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 20, 2006, a distribution was made by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of certain of the classes of notes listed above.

The description of the distribution and pool performance for the distribution period from August 1, 2006 to August 31, 2006 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the series 2006-2 notes, dated May 18, 2006, the related Prospectus dated April 24, 2006, the Prospectus Supplement relating to the series 2006-3 notes, dated September 15, 2006, and the related Prospectus dated September 12, 2006 (collectively, the "Prospectuses"), of the issuing entity filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the "Securities Act").

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Significant Enhancement Provider Information.

In respect of each of the series 2006-2, Class A1, Class A4, Class B1, Class B2, Class M1, Class M2 and Class C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank Aktiengesellschaft. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-3, Class A1, Class A3, Class A4, Class A7, Class B1, Class B2, Class M1, Class M2 and Class C2 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

Item 8.     Other Information.

None.

Item 9.     Exhibits.

Exhibit
-------
No.         Description
---         -----------

99.1        Monthly Statement furnished to noteholders

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer has duly caused this report to be signed on behalf of the issuing entity by the undersigned, thereunto duly authorized.

Date:  November 3, 2006                        NORTHERN ROCK PLC, as servicer


                                               By:      /s/ RF Bennett
                                               Name:    RF BENNETT
                                               Title:   GROUP FINANCE DIRECTOR

                                 EXHIBIT INDEX

                  The following exhibits are filed herewith:


Exhibit
-------
No.         Description
---         -----------

99.1        Monthly Statement to Noteholders



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